Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss for the period	$ (10,262)	$ (2,441)	$ (17,076)	$ (5,733)
Items not involving cash:
Stock-based compensation	515	449	2,743	510
Shares issued to Aspire Capital as commitment fees	600		600
Depreciation and amortization	19	23	35	46
Unrealized foreign exchange (loss) gain	(4)	(29)	22	(50)
Change in non-cash operating working capital:
Prepaid expenses	(139)	113	(66)	227
Other assets	(108)	6	(131)	35
Account payable	784	(69)	557	169
Accrued liabilities	(588)	(681)	79	(478)
Cash used in operating activities	(9,183)	(2,629)	(13,237)	(5,274)
Cash flows from financing activities:
Cost of offerings	(2)	(43)	(7)	(64)
Issuance of common shares upon exercise of stock options	183		183
Cash provided by financing activities	11,569	4,528	20,424	8,204
Cash flows from (used in) investing activities:
Maturity (acquisition) of investments	250	(2,985)	250	(2,985)
Purchase of property and equipment	(100)		(124)
Cash provided by (used in) investing activities	150	(2,985)	126	(2,985)
Effect of exchange rate fluctuations on cash and cash equivalents held		29		50
Increase (decrease) in cash and cash equivalents	2,536	(1,057)	7,313	(5)
Cash and cash equivalents, beginning of period	15,408	8,992	10,631	7,940
Cash and cash equivalents, end of period	17,944	7,935	17,944	7,935
The 2018 ATM Offering [Member]
Cash flows from financing activities:
Issuance of common shares	5,248		5,248
The 2018 and 2017 Share Purchase Agreement [Member]
Cash flows from financing activities:
Issuance of common shares	6,140		15,000
ATM Offering [Member]
Cash flows from financing activities:
Issuance of common shares		$ 4,571		$ 8,268